Subsequent Events - Additional Information (Detail) - USD ($)					1 Months Ended		12 Months Ended
	Dec. 13, 2021	Jun. 28, 2021	Mar. 04, 2021	Mar. 11, 2019	May 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock, shares outstanding			8,625,000
Borrowings											$ 96,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding			8,625,000							8,625,000	8,625,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding											0
Planet Labs Inc [Member]
Subsequent Event [Line Items]
Borrowings							$ 163,856,000		$ 174,925,000
Business combination, Consideration transferred				$ 17,229,000
Stock issued during period, Value							1,624,000	$ 4,235,000
Cash consideration								$ 2,457,000
Planet Labs Inc [Member] | Hosting Services [Member]
Subsequent Event [Line Items]
Purchase obligation							$ 108,500,000		$ 186,992,000
Planet Labs Inc [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding							13,811,878	13,811,878	13,811,878
Planet Labs Inc [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding							14,876,627	13,785,927	17,625,967
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, Stock split ratio			1:1.2
Common stock, shares outstanding			8,625,000
Subsequent Event [Member] | Founder Shares [Member] | Darla Anderson [Member]
Subsequent Event [Line Items]
Stock issued during period for services						25,000
Subsequent Event [Member] | Founder Shares [Member] | Francesca Luthi [Member]
Subsequent Event [Line Items]
Stock issued during period for services						25,000
Subsequent Event [Member] | Founder Shares [Member] | Charles E [Member]
Subsequent Event [Line Items]
Stock issued during period for services						25,000
Subsequent Event [Member] | Planet Labs Inc [Member] | Legal Settlement Agreement [Member]
Subsequent Event [Line Items]
Loss contingency, Accrual, Current					$ 10,000,000.0
Loss contingency, Balance sheet caption					The legal settlement is accrued as a customer payable in the Consolidated Balance Sheet as of January 31, 2021 (Note 6).
Subsequent Event [Member] | Planet Labs Inc [Member] | Amended Hosting Agreement [Member] | Hosting Services [Member]
Subsequent Event [Line Items]
Purchase obligation		$ 193,000,000.0
Purchase commitment, Description		The amended agreement commences on August 1, 2021 and extends through January 31, 2028.
Subsequent Event [Member] | Planet Labs Inc [Member] | Amended LOI [Member]
Subsequent Event [Line Items]
Business acquisition, Percentage of voting interests acquired					100.00%
Business combination, Consideration transferred					$ 3,500,000,000
Subsequent Event [Member] | Planet Labs Inc [Member] | Amended LOI [Member] | PIPE Financing [Member]
Subsequent Event [Line Items]
Stock issued during period, Value					$ 400,000,000.0
Subsequent Event [Member] | Planet Labs Inc [Member] | VanderSat Holding B.V [Member] | Vandersat Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash consideration	$ 10,200,000
Subsequent Event [Member] | Planet Labs Inc [Member] | Common Class A [Member] | VanderSat Holding B.V [Member] | Vandersat Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued as consideration	1,900,739